OTHER ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses		$ 249	$ 0
Tax authorities		9	3
Accounts and Other Receivables, Net, Current	$ 137	$ 258	$ 3